United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/10

Date of Reporting Period:  Quarter ended 5/31/10

Item 1.                      Schedule of Investments

Federated Municipal High Yield Advantage Fund

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS – 96.3%
		Alabama – 1.2%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	1,861,840
2,000,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,520,720
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	844,185
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	1,717,212
		TOTAL	5,943,957
		Alaska – 0.4%
1,000,000		Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	649,980
1,195,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	1,098,516
		TOTAL	1,748,496
		Arizona – 1.9%
4,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,093,320
1,500,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,697,805
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,415,290
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,044,540
		TOTAL	9,250,955
		California – 6.5%
2,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	2,025,040
2,500,000	[1,2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	2,485,675
1,000,000	[1,2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,016,430
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,574,250
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,721,425
1,215,000	[1,2]	California Statewide CDA, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,067,973
2,000,000		California Statewide CDA, Revenue Bonds (Series 2007A), 5.125% (Front Porch at Walnut Village), 4/1/2037	1,780,000
950,000	[1]	California Statewide CDA, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	698,506
2,000,000		Chula Vista, CA, COP, 5.50% (Original Issue Yield: 5.88%), 3/1/2033	1,956,640
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	1,825,220
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	386,725
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	3,937,320
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Treasury PRF 6/1/2013@100), 6/1/2042	893,460
1,000,000		Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	996,500
2,000,000		Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds, Series C, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	1,993,000
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,921,850
995,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	792,249
349,000	[3]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	174,846
1,000,000		San Diego, CA Public Facilities Authority, Lease Revenue Refunding Bonds (Series 2010A), 5.25% (Original Issue Yield: 5.37%), 3/1/2040	983,640
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	644,330
		TOTAL	31,875,079

Principal Amount			Value
		Colorado – 4.7%
$2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,725,660
536,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	409,531
785,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	653,002
835,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	686,688
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School), 10/1/2037	935,150
1,610,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	1,666,382
1,000,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	789,690
2,000,000		Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,782,500
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	1,232,310
1,335,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	1,002,665
450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	422,064
1,000,000		Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	831,200
500,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00% (United States Treasury PRF 12/1/2013@102), 12/1/2036	601,405
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875% (United States Treasury PRF 12/1/2013@102), 12/1/2033	1,231,580
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	1,736,863
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,124,560
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.18%), 12/1/2034	1,863,600
1,995,000		Tallgrass Metropolitan District, CO, Refunding & Improvement LT GO Bonds (Series 2007), 5.25%, 12/1/2037	1,535,751
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	1,998,820
		TOTAL	23,229,421
		Connecticut – 0.2%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,082,370
		Delaware – 0.4%
1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	1,948,263
		District of Columbia – 1.1%
25,000,000	[4]	District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006) (Original Issue Yield: 6.25%), 6/15/2046	881,000
6,300,000	[4]	Metropolitan Washington, DC Airports Authority, Second Senior Lien Convertible Capital Appreciation Revenue Bonds (Series 2009C), 6.50% (Dulles Toll Road)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.50%), 10/1/2041	4,614,435
		TOTAL	5,495,435
		Florida – 6.4%
3,000,000		Alachua County, FL, IDRB (Series 2007A), 5.875% (North Florida Retirement Village, Inc,), 11/15/2042	2,567,730
1,430,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	820,420
1,000,000		Ave Maria Stewardship Community District, FL, Capital Improvement Revenue Bonds (Series 2006A), 5.125% (Original Issue Yield: 5.15%), 5/1/2038	759,460
109,219	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	43,683
785,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	648,410
205,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	201,412
3,000,000		Grand Bay at Doral Community Development District, FL, Special Assessment Bonds (Series 2007B), 6.00%, 5/1/2017	1,860,180
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	922,880
990,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	950,717

Principal Amount			Value
$2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	1,872,140
820,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	822,427
1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	1,019,670
2,000,000		Miami-Dade County, FL Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.05%), 10/1/2034	2,063,460
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	948,920
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2008C), 5.25% (Orlando Health, Inc.)/(Original Issue Yield: 5.42%), 10/1/2035	1,986,000
3,000,000		Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2040	3,042,630
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	523,710
2,000,000	[1,2]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,799,720
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	713,110
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,033,340
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,240,032
700,000	[3]	Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	209,104
1,675,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,267,389
1,000,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	860,110
960,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	454,810
805,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	778,733
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2025	1,585,582
485,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	449,668
		TOTAL	31,445,447
		Georgia – 2.2%
4,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (Original Issue Yield: 6.38%), 11/1/2039	4,356,280
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	771,309
1,045,000		Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031	926,152
1,000,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, Series A, 5.15%, 1/1/2035	896,100
750,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, Series B, 5.35%, 1/1/2028	678,975
1,780,000		Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,658,942
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	718,898
1,000,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	797,840
		TOTAL	10,804,496
		Guam – 0.5%
500,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	515,125
1,000,000		Guam Government, GO Bonds (Series 2009A), 7.00% (Original Issue Yield: 7.18%), 11/15/2039	1,070,410
1,000,000		Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037	910,230
		TOTAL	2,495,765
		Hawaii – 1.5%
2,000,000		Hawaii State Airport System, Revenue Bonds (Series 2010A), 5.00% (Original Issue Yield: 5.12%), 7/1/2039	2,008,560
2,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	2,178,780
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,062,940
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,067,940

Principal Amount			Value
$1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/(Original Issue Yield: 9.15%), 11/15/2044	1,119,900
		TOTAL	7,438,120
		Illinois – 2.1%
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	325,597
250,000	[1]	Illinois Finance Authority, BANs (Series 2007), 13.00% (GreenFields of Geneva (Tallgrass)), 2/15/2012	244,638
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	796,760
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	803,920
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,022,012
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/(Original Issue Yield: 6.25%), 5/15/2038	797,860
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,271,160
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,000,530
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	983,050
1,200,000		Illinois Finance Authority, Water Facilities Revenue Bonds (Series 2009), 5.25% (American Water Capital Corp.), 10/1/2039	1,204,308
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	772,950
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,336,530
		TOTAL	10,559,315
		Indiana – 2.1%
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	888,290
2,000,000		Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007), 5.50% (Community Foundation of Northwest Indiana), 3/1/2037	1,977,720
730,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds Series (2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	739,578
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	1,678,140
1,305,000		Indiana State Finance Authority (Environmental Improvement Bonds), Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,332,144
1,000,000		Jasper County, IN, Refunding PCRBs (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC Assurance Corporation INS), 7/1/2017	1,091,770
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	920,010
1,355,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	752,296
1,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	859,060
		TOTAL	10,239,008
		Iowa – 0.6%
1,715,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	1,133,478
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022	1,978,458
		TOTAL	3,111,936
		Kansas – 1.4%
1,100,000		Labette County, KS, Hospital Refunding & Improvement Revenue Bonds (Series 2007A), 5.75% (Labette Health), 9/1/2037	1,043,449
1,220,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	1,212,155
1,000,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	827,980
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,744,829
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	1,779,160
165,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	176,913
		TOTAL	6,784,486

Principal Amount			Value
		Kentucky – 0.5%
$2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	1,782,000
435,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	441,216
		TOTAL	2,223,216
		Louisiana – 2.0%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	990,210
981,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	593,152
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,233,460
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	2,000,020
4,000,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	3,799,960
		TOTAL	9,616,802
		Maine – 0.3%
1,500,000		Portland, ME, General Airport Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.13%), 1/1/2040	1,507,875
		Maryland – 0.7%
555,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	560,450
1,385,000		Maryland State Economic Development Corp., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	1,421,024
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	327,080
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	788,513
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	478,815
		TOTAL	3,575,882
		Massachusetts – 1.6%
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2007A), 5.75% (Linden Ponds, Inc.), 11/15/2042	1,078,335
500,000	[1,2]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.75% (The Groves in Lincoln)/(Original Issue Yield: 7.90%), 6/1/2039	514,495
1,000,000	[1,2]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.875% (The Groves in Lincoln)/(Original Issue Yield: 8.00%), 6/1/2044	1,034,000
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	1,871,880
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments)/(United States Treasury PRF 12/15/2012@102), 12/15/2031	2,431,580
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	987,740
		TOTAL	7,918,030
		Michigan – 4.3%
1,000,000		Dearborn, MI Economic Development Corp., Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	908,110
4,000,000		Detroit, MI Water Supply System, Second Lien Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2033	3,994,360
2,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	1,880,600
1,000,000		Iron River, MI Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2008), 6.50% (Iron County Community Hospitals, Inc.)/(Original Issue Yield: 6.61%), 5/15/2033	899,240
2,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,318,625
3,000,000		Michigan Municipal Bond Authority, State Aid Revenue Notes (Series 2009D), 9.50% TRANs (Detroit, MI City School District), 8/20/2010	2,996,790
3,165,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	3,180,952
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	3,721,750
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,284,855
		TOTAL	21,185,282

Principal Amount			Value
		Minnesota – 3.0%
$1,000,000		Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	972,350
4,000,000		Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	4,393,040
1,300,000		Meeker County, MN, Gross Revenue Hospital Facilities Bonds (Series 2007), 5.75% (Meeker County Memorial Hospital), 11/1/2037	1,268,410
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	896,970
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	477,660
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	992,160
1,900,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	1,801,200
1,865,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,580,849
2,920,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,366,718
		TOTAL	14,749,357
		Missouri – 2.5%
2,590,000		Cass County, MO, Hospital Revenue Bonds (Series 2007), 5.625% (Cass Medical Center), 5/1/2038	2,339,521
2,445,000	[1,2]	Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	1,932,895
1,000,000		Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	1,001,960
3,000,000		Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	2,976,060
3,000,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	2,763,090
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	952,380
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	478,670
		TOTAL	12,444,576
		Nevada – 1.8%
1,000,000		Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	787,570
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,205,360
945,000		Clark County, NV, LO Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023	900,830
875,000		Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No. 132)/(Original Issue Yield: 6.92%), 2/1/2021	812,770
490,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	335,934
1,275,000		Henderson, NV, LO Improvement Bonds, 5.30% (Inspirada Local Improvement District No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035	573,559
485,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	449,023
920,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	770,739
		TOTAL	8,835,785
		New Hampshire – 0.7%
500,000		New Hampshire Business Finance Authority, Refunding PCRBs (Series 1997A), 7.125% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	527,590
3,000,000		Strafford County, NH, 6.50% TANs, 12/31/2010	3,013,350
		TOTAL	3,540,940
		New Jersey – 2.5%
1,800,000		New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,914,426
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,338,720
2,000,000		New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019	1,893,260
3,000,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	3,160,470
1,000,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	985,870
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	1,002,080

Principal Amount			Value
$142,710	[5]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	1
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	1,840,180
		TOTAL	12,135,007
		New Mexico – 1.0%
850,000		Bernalillo County, NM MFH, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	822,732
2,340,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,223,117
2,000,000		Farmington, NM, PCR Revenue Refunding Bonds (Series 2010E), 5.90% (Public Service Co., NM), 6/1/2040	2,005,980
		TOTAL	5,051,829
		New York – 6.7%
2,445,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	2,310,867
1,145,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,174,278
2,750,000		Chautauqua County, NY IDA, Exempt Facility Revenue Bonds (Series 2009), 5.875% (NRG Energy, Inc.), 4/1/2042	2,808,327
2,000,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2007A), 6.70% (Amsterdam at Harborside), 1/1/2043	1,901,160
2,475,000		New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	2,487,969
6,000,000	[1,2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	6,004,920
2,000,000	[1,2]	New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	2,034,940
2,000,000		New York City, NY IDA, Pilot Revenue Bonds (Series 2009A), 7.00% (Yankee Stadium LLC)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 0.00%), 3/1/2049	2,321,660
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	797,570
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,466,130
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	5,687,165
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance, Inc. INS), 12/1/2035	268,977
3,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 11.177%, 5/15/2016	3,660,780
		TOTAL	32,924,743
		North Carolina – 0.9%
2,335,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	2,446,169
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.55%), 3/1/2032	551,695
500,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	389,220
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,186,020
		TOTAL	4,573,104
		Ohio – 3.5%
9,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	7,601,574
1,500,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	1,501,770
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,130,811
3,000,000		Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	3,013,920
855,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	844,082
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,116,585
		TOTAL	17,208,742

Principal Amount			Value
		Oklahoma – 1.3%
$2,935,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	2,937,113
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	828,590
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	904,120
2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	1,964,840
		TOTAL	6,634,663
		Oregon – 0.6%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	894,760
1,000,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	709,910
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 7.125%), 12/1/2034	1,196,390
		TOTAL	2,801,060
		Pennsylvania – 6.4%
1,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	1,276,933
2,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	1,714,600
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,131,054
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	876,159
2,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.875% (United States Steel Corp.), 5/1/2030	2,142,600
2,000,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.70% (Panther Creek Partners Project), 5/1/2012	2,004,700
1,500,000		Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.30%), 11/15/2044	1,565,025
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	1,408,545
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,386,975
1,500,000		Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,548,180
2,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	2,318,260
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	2,996,010
1,500,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037	1,427,835
4,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	4,486,880
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	760,185
1,000,000		Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS)/(Original Issue Yield: 5.32%), 2/1/2029	933,170
4,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.99863% (Guthrie Healthcare System, PA), 12/1/2031	2,615,000
740,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	638,716
		TOTAL	31,230,827
		Puerto Rico – 0.9%
4,000,000		Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.00% (Original Issue Yield: 6.25%), 8/1/2042	4,327,840
		Rhode Island – 0.9%
4,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,627,280

Principal Amount			Value
		South Carolina – 1.0%
$6,000,000	1,3,[4]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds 5.80% (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	508,200
7,750,000	1,3,[4]	Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds 5.85% (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	387,500
735,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	579,687
1,000,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	734,000
750,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	495,075
2,000,000		South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	1,994,200
		TOTAL	4,698,662
		South Dakota – 1.0%
2,605,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	2,609,194
2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(United States Treasury PRF 12/1/2012@100)/(Original Issue Yield: 7.198%), 12/1/2035	2,285,400
		TOTAL	4,894,594
		Tennessee – 1.3%
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance)/(United States Treasury PRF 7/1/2012@103), 7/1/2033	3,385,680
1,000,000		Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036	958,560
1,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	983,990
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,115,750
		TOTAL	6,443,980
		Texas – 8.0%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	643,920
1,000,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	929,000
1,000,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	857,600
755,000		Bexar County, Health Facilities Development Corp., Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	765,117
1,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 5.40% (Texas Competitive Electric Holdings Co. LLC), 5/1/2029	471,710
2,380,000		Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 11/1/2011	2,284,800
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 2001D-1), 8.25% (Texas Competitive Electric Holdings Co. LLC), 5/1/2033	3,095,350
1,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 2003A), 6.75% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 4/1/2013	827,150
715,000		Brazos River Authority, TX, Refunding PCRBs (Series 2003C), 6.75% (Texas Competitive Electric Holdings Co. LLC)/(Original Issue Yield: 6.77%), 10/1/2038	393,922
2,000,000		Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,545,940
4,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	4,015,040
2,000,000		Harris County, TX HFDC, Hospital Revenue Refunding Bonds (Series 2008B), 7.25% (Memorial Hermann Healthcare System)/(Original Issue Yield: 7.30%), 12/1/2035	2,259,940
765,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	639,662
1,265,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	940,806
1,000,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	801,580
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	996,890
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	1,833,540

Principal Amount			Value
$4,000,000		Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(Original Issue Yield: 6.50%), 2/15/2037	4,055,800
1,000,000		Matagorda County, TX Navigation District No. 1, PCRBs (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,088,250
1,000,000		Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2007A), 5.20% (Allied Waste North America, Inc.)/(Original Issue Yield: 5.30%), 4/1/2018	1,003,160
2,000,000	[4]	North Texas Tollway Authority, Capital Appreciation Refunding Bonds (Series 2008 First Tier-I), 6.20% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.20%), 1/1/2042	1,529,000
230,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	229,982
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	767,340
200,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	202,448
1,150,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	1,100,113
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	942,720
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	854,010
2,000,000	[3]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	99,780
2,000,000		Texas State Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.), 2/15/2040	2,020,100
1,000,000		Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	1,023,500
		TOTAL	39,218,170
		Utah – 0.7%
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	684,160
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,415,242
1,315,000	[1,2]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,119,604
		TOTAL	3,219,006
		Virginia – 1.8%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	679,610
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	884,180
1,500,000		Chesterfield County, VA EDA, Refunding PCRBs (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,611,615
1,470,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	1,449,479
530,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 6.80%), 6/1/2027	590,335
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,779,870
1,000,000		Peninsula Town Center Community Development Authority, VA, Special Obligation Bonds (Series 2007), 6.45%, 9/1/2037	973,620
1,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	829,838
		TOTAL	8,798,547
		Washington – 1.4%
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	2,974,260
1,500,000	[1,2]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,528,560
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 11.505%, 1/1/2016	2,425,820
		TOTAL	6,928,640
		West Virginia – 1.3%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	563,846
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	881,160
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	908,030

Principal Amount			Value
$4,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2010A), 5.375% (Appalachian Power Co.), 12/1/2038	3,997,080
		TOTAL	6,350,116
		Wisconsin – 3.8%
735,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125% (United States Treasury PRF)/(Original Issue Yield: 6.35%), 6/1/2027	784,047
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	652,380
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.950%), 5/1/2033	5,824,646
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100), 5/1/2026	1,120,070
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100), 5/1/2032	987,747
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	1,203,902
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,004,210
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare), 8/15/2031	1,852,760
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	1,153,475
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	488,140
1,000,000		Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.375% (Marshfield Clinic), 2/15/2034	966,760
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 10.69904%, 5/1/2016	2,441,600
		TOTAL	18,479,737
		Wyoming – 0.7%
2,000,000		Sweetwater County, WY PCRB, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	1,944,980
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	1,468,395
		TOTAL	3,413,375
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $507,186,083)	473,010,216
		CORPORATE BONDS – 1.2%
1,500,000	[1,2]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 12/15/2010	1,531,335
2,000,000	[1]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	1,640,000
4,000,000	[1]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	2,946,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,489,473)	6,117,335
		SHORT-TERM MUNICIPALS – 1.1%;6
		Florida – 0.7%
3,200,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.370%, 5/31/2010	3,200,000
		Michigan – 0.0%
100,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 6/2/2010	100,000
		New York – 0.2%
800,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOC), 0.250%, 5/31/2010	800,000
		Pennsylvania – 0.2%
200,000		Lehigh County, PA General Purpose Authority, (Series C of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Bank of America N.A. LOC), 0.280%, 5/31/2010	200,000

Principal Amount		Value
$900,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/31/2010	900,000
	TOTAL	1,100,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	5,200,000
	TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $519,875,556)[7]	484,327,551
	OTHER ASSETS AND LIABILITIES - NET — 1.4%[8]	6,915,435
	TOTAL NET ASSETS — 100%	$491,242,986

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.1% of the Fund's portfolio as calculated based upon total market value.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $39,448,100, which represented 8.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2010, these liquid restricted securities amounted to $33,023,257, which represented 6.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Statewide CDA, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$950,000	$698,506
Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	3/30/2000	$1,978,139	$508,200
Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	1/28/1998	$1,916,067	$387,500
Illinois Finance Authority, BANs (Series 2007), 13.00% (GreenFields of Geneva (Tallgrass)), 2/15/2012	3/28/2007	$250,000	$244,638
Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	5/31/2000	$2,000,000	$1,640,000
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006 - 2/16/2007	$3,989,000	$2,946,000
3	Non-income producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5	Obligor had filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.
6	Current rate and next reset date shown on Variable Rate Demand Notes.
7	At May 31, 2010, the cost of investments for federal tax purposes was $519,513,940. The net unrealized depreciation from investments was $35,186,389. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,846,302 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,032,691.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
BANs	— Bond Anticipation Notes
CDA	— Community Development Administration
COL	— Collateralized
COP	— Certificate of Participation
DRIVERs	— Derivative Inverse Tax-Exempt Receipts
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
SFM	— Single Family Mortgage
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Federated Michigan Intermediate Municipal Trust

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 98.1%
	Michigan – 98.1%
$1,000,000	Allendale, MI Public School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,078,310
500,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	539,460
1,000,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	1,072,780
365,000	Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC and National Public Finance Guarantee Corporation INS), 5/1/2011	381,900
1,300,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2019	1,408,849
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,023,989
1,125,000	Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2021	1,203,176
1,000,000	Avondale, MI School District, Refunding UT GO Bonds (Series 20009), 4.50% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2018	1,053,860
1,000,000	Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,071,370
725,000	Berkley, MI School District, Refunding UT GO Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2019	812,863
1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	1,083,730
1,215,000	Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	1,303,428
100,000	Canton Charter Township, MI, LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2014	112,141
1,000,000	Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,076,050
1,245,000	Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	1,313,712
500,000	Chippewa Valley, MI Schools, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	560,040
1,000,000	Clarkston Community Schools, MI, UT GO Bonds, 5.25% (United States Treasury PRF 5/1/2013@100), 5/1/2029	1,120,260
515,000	Coldwater, MI Electric Utility, Revenue Refunding Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2011	531,897
570,000	Coldwater, MI Electric Utility, Revenue Refunding Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2013	598,511
1,400,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,495,466
1,250,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,327,712
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,093,570
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 7/1/2016	1,625,580
1,000,000	Detroit, MI Water Supply System, Revenue Bonds Series A, 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	1,086,380
1,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2005-B), 5.50% (Berkshire Hathaway Assurance Corp. INS)/(FGIC INS), 7/1/2020	1,110,810
2,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2018	2,106,000
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.16%), 4/1/2019	1,002,040
2,000,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2021	2,018,980
1,000,000	Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (National Public Finance Guarantee Corporation INS), 4/1/2017	936,460
1,120,000	Detroit, MI, UT GO Bonds, Series B, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2015	1,150,184
1,000,000	Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC and National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 2/1/2011	1,002,230
2,000,000	Dickinson County, MI Economic Development Corp., Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	2,000,720
1,925,000	East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019	1,995,628
3,465,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 2/15/2023	3,717,079
250,000	Essexville-Hampton, MI Public Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	268,890
1,335,000	Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 10/1/2020	1,477,711
1,005,000	Gerrish-Higgins School District, MI, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,093,500
1

Principal Amount			Value
$1,055,000		Gerrish-Higgins School District, MI, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2022	1,139,632
1,350,000		Grand Haven, MI Area Public Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	1,481,247
1,415,000		Grand Rapids, MI Sanitary Sewer System, Improvement Revenue Bonds (Series 2008), 5.00%, 1/1/2023	1,541,600
1,575,000		Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2017	1,628,140
1,000,000		Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,099,480
1,000,000		Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,106,210
450,000		Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 9/1/2014	505,260
510,000		Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 9/1/2015	574,933
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,945,721
1,345,000		Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,471,551
1,750,000		Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,897,315
600,000		Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series B), 5.00% (Spectrum Health), 7/15/2011	625,038
1,700,000		Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC Assurance Corporation INS), 11/15/2021	1,727,557
2,275,000		Lakeview, MI Public School District, Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	2,536,034
1,000,000		Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	1,072,500
1,000,000		Marshall, MI Public School District, UT GO Refunding Bonds, 4.00% (Syncora Guarantee, Inc. INS), 5/1/2013	1,065,760
1,200,000		Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,283,376
1,225,000		Michigan Municipal Bond Authority, 5.75% (Grand Rapids, MI), 5/1/2023	1,350,967
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(Assured Guaranty Municipal Corp. INS), 6/1/2015	1,104,110
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC Assurance Corporation INS), 12/1/2013	1,036,370
2,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2010), 5.00% (Clean Water Revolving Fund), 10/1/2027	2,203,560
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2013	1,124,270
1,525,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,766,255
55,000		Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50% (United States Treasury PRF 10/15/2011@100), 10/15/2019	58,651
945,000		Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	985,956
1,000,000		Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2009II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,052,730
2,000,000	[1]	Michigan State Building Authority, Revenue Bonds (Series 2006 IA), 4.77% (FGIC and National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 4.77%), 10/15/2021	1,134,300
1,000,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Michigan State)/(Assured Guaranty Corp. INS), 10/15/2024	1,074,570
1,000,000		Michigan State Building Authority, Revenue Refunding Bonds (Series I), 5.00% (AMBAC Assurance Corporation INS)/(TOBs), Mandatory Tender 10/15/2011	1,050,220
2,000,000		Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,266,120
950,000		Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series A), 5.50% (Assured Guaranty Municipal Corp. INS), 5/15/2011	993,500
1,000,000		Michigan State Department of Transportation, Grant Anticipation Bonds, 4.25% (Assured Guaranty Municipal Corp. INS), 9/15/2012	1,064,500
1,275,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,322,902
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,012,650
2,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,983,440
1,300,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center), 3/1/2016	1,340,287
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(United States Treasury COL)/(Original Issue Yield: 5.55%)/(National Public Finance Guarantee Corporation INS), 8/15/2014	1,080,630
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	2,037,260
2

Principal Amount			Value
$3,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	3,051,630
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2024	2,098,360
530,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2011	547,554
250,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2014	268,773
500,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2025	492,740
1,000,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2025	986,270
250,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2012	266,883
500,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2017	531,650
450,000		Michigan State Hospital Financial Authority, Revenue Bonds (Series A), 4.15% (Holland Community Hospital), 1/1/2012	464,216
3,500,000	[1]	Michigan State House of Representatives, COPs, 5.29% (Capitol Outlook LLC)/(United States Treasury COL)/(Original Issue Yield: 5.29%)/(AMBAC Assurance Corporation INS), 8/15/2022	2,113,720
500,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2007D), 3.75%, 10/1/2011	507,950
195,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.00% (Assured Guaranty Municipal Corp. INS), 10/1/2012	199,136
145,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.00% (Assured Guaranty Municipal Corp. INS)/(Go of Authority LOC), 4/1/2012	147,635
210,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 10/1/2013	214,918
100,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 4/1/2013	102,105
500,000		Michigan State South Central Power Agency, Power Supply Revenue Refunding Bonds, 4.50% (AMBAC Assurance Corporation INS), 11/1/2011	523,950
1,000,000		Michigan State Strategic Fund, Ltd Obligation Refunding Revenue Bonds, 7.00% (Detroit Edison Co.)/(AMBAC Assurance Corporation INS), 5/1/2021	1,204,240
820,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	860,902
2,000,000		Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	2,020,400
145,000		Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	145,017
1,000,000		Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	1,036,010
1,000,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	1,038,440
2,600,000		Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.00%, 11/1/2020	2,910,284
2,000,000		Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.00%, 11/1/2022	2,201,060
1,000,000		Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	1,066,250
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2014	1,128,460
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 9/1/2014	1,113,710
1,700,000		Michigan State, COP (Series A), 5.00% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 9/1/2011	1,720,077
2,000,000		Michigan State, Environmental Program & Refunding UT GO Bonds (Series 2008A), 5.00%, 5/1/2016	2,251,080
1,000,000		Michigan Strategic Fund, LT Obligation Refunding Revenue Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,108,510
1,360,000		Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series C), 5.65% (Detroit Edison Co.), 9/1/2029	1,362,638
2,000,000		Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (Assured Guaranty Corp. INS), 10/1/2018	2,284,620
1,075,000		Mount Clemens, MI Community School District, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2012	1,150,680
500,000		Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	551,285
1,500,000		Oakland County, MI EDC, Revenue Bonds (Series 2009), 4.00% (Cranbrook Educational Community), 11/1/2021	1,520,475
525,000		Ovid Elsie, MI Area Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2015	565,414
1,080,000		Plainwell, MI Community School District, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2020	1,185,527
1,000,000		Regents of University of Michigan, General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,056,230
550,000		Rochester Hills, MI, Refunding UT GO Bonds (Series 2010), 4.50%, 4/1/2021	598,103
3

Principal Amount		Value
$1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2022	1,213,496
1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,175,009
2,000,000	Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	2,021,020
675,000	South Lyon, MI Community School District, UT GO Bonds (Series II), 5.25% (United States Treasury PRF 5/1/2014@100), 5/1/2018	775,575
1,130,000	Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2015	1,283,872
1,350,000	Thornapple Kellogg, MI School District, School Building & Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2022	1,435,360
1,250,000	Trenton, MI Building Authority, LT GO Bonds, 5.625% (United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.73%), 10/1/2021	1,285,200
2,000,000	Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2020	2,151,140
450,000	Troy, MI, Refunding UT GO Bonds (Series 2010), 4.00%, 10/1/2020	474,246
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	561,335
1,625,000	Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,779,310
750,000	Warren, MI Consolidated School District, UT GO Refunding Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2016	844,597
2,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/15/2019	2,210,380
1,000,000	Western Michigan University, General Revenue Refunding Bonds (Series 2009), 5.25% (Assured Guaranty Corp. INS), 11/15/2019	1,135,850
25,000	Whitehall, MI District Schools, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2016	26,749
600,000	Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 4.50% (National Public Finance Guarantee Corporation INS), 10/1/2011	622,320
600,000	Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 5.00% (National Public Finance Guarantee Corporation INS), 10/1/2012	634,200
2,350,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2023	2,478,193
2,190,000	Ypsilanti, MI School District, UT GO Refunding Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2017	2,394,218
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $155,905,263)	160,698,840
	SHORT-TERM MUNICIPALS – 1.2%;2
	Michigan – 1.2%
900,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.270%, 6/3/2010	900,000
1,000,000	Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 6/4/2010	1,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,900,000
	TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $157,805,263)[3]	162,598,840
	OTHER ASSETS AND LIABILITIES - NET — 0.7%[4]	1,103,764
	TOTAL NET ASSETS — 100%	$163,702,604

Securities that are subject to the federal alternative minimum tax (AMT) represent 5.5% of the Fund's portfolio as calculated based upon total market value.

1	Zero coupon bond, reflects effective rate at time of purchase.
2	Current rate and next reset date shown on Variable Rate Demand Notes.
3	At May 31, 2010, the cost of investments for federal tax purposes was $157,798,499. The net unrealized appreciation from investments was $4,800,341. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,161,066 and net unrealized depreciation from investments for those securities having an excess of cost over value of $360,725.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

4

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-Income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

5

The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
EDC	— Economic Development Commission
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
Q-SBLF	— Qualified School Bond Loan Fund
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

6

Federated New York Municipal Income Fund

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 95.8%
	New York – 88.4%
$500,000	Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School of Union University)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 5.83%), 10/1/2030	509,280
500,000	Albany, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	495,775
1,000,000	Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc.), 1/1/2019	1,080,370
785,000	Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	811,800
500,000	East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GNMA GTD), 12/20/2022	523,850
1,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.25% (Buffalo, NY City School District), 5/1/2025	1,104,870
200,000	Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International Paper Co.), 12/1/2030	167,630
750,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	762,247
500,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	506,830
220,000	Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (Assured Guaranty Municipal Corp. INS), 7/1/2023	230,089
500,000	Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	461,105
1,000,000	Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.25%, 9/1/2029	1,124,900
500,000	Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	521,630
500,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	526,175
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	293,138
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	501,635
500,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2007B), 5.00% (MTA Transportation Revenue), 11/15/2033	510,605
500,000	Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.25%), 6/1/2026	487,325
500,000	Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (KeySpan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	490,085
1,000,000	Nassau County, NY, UT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,137,350
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	543,270
250,000	New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC Assurance Corporation INS), 7/1/2017	261,955
385,000	New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	385,231
190,000	New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	190,053
500,000	New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	441,510
500,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	364,075
300,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	307,371
500,000	New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	512,810
65,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	73,716
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2009AA), 5.00%, 6/15/2022	558,925
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2009S-5), 5.25% (Original Issue Yield: 5.33%), 1/15/2039	532,435
500,000	New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (United States Treasury PRF 8/1/2012@100), 8/1/2022	549,395
500,000	New York City, NY, UT GO Bonds (Series 2009E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	588,765
500,000	New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021	548,840
500,000	New York State Dormitory Authority, FHA-INS Mortgage Hospital Revenue Bonds (Series 2007), 5.25% (New York Presbyterian Hospital)/(Assured Guaranty Municipal Corp. INS), 2/15/2031	519,265
1

Principal Amount		Value
$500,000	New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(National Public Finance Guarantee Corporation INS), 8/1/2041	533,285
1,000,000	New York State Dormitory Authority, Improvement Revenue Bonds (Series 2008D), 5.00% (Mental Health Services Facility)/(Assured Guaranty Municipal Corp. INS), 2/15/2018	1,122,420
500,000	New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest Home)/(ACA Financial Guaranty Company INS), 7/1/2030	356,270
500,000	New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York)/(National Public Finance Guarantee Corporation INS), 7/1/2031	516,670
500,000	New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corporation INS), 7/1/2023	570,375
300,000	New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022	327,198
750,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	775,223
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(United States Treasury PRF 5/1/2013@100)/(Original Issue Yield: 5.48%), 5/1/2023	281,812
750,000	New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	762,728
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	503,265
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	262,545
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (School District Financing Program)/(Assured Guaranty Municipal Corp. INS), 10/1/2023	549,085
520,000	New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	568,344
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	550,715
250,000	New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	281,715
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	325,404
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	577,560
500,000	New York State Local Government Assistance Corp., Subordinate Lien Refunding Revenue Bonds (Series 2010A), 5.00%, 4/1/2023	569,785
500,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 156), 5.35%, 10/1/2033	517,295
1,000,000	New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway Authority — Dedicated Highway & Bridge Trust Fund)/(AMBAC Assurance Corporation INS), 4/1/2026	1,064,980
250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	295,517
500,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2008C), 5.00% (New York State), 1/1/2027	526,480
500,000	New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	529,925
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	528,535
500,000	Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) Mandatory Tender 11/15/2015	505,185
500,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	512,525
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(Assured Guaranty Municipal Corp. INS), 5/1/2028	481,554
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	524,070
460,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	512,408
175,000	Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	173,451
500,000	Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(New York State Mortgage Agency GTD), 10/1/2037	477,740
$1,000,000	Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage Agency GTD), 4/1/2037	982,970
	TOTAL	35,691,339
2

Principal Amount		Value
	Puerto Rico – 7.4%
$500,000	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	502,565
630,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00% (United States Treasury PRF 7/1/2014@100), 7/1/2034	723,669
370,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/1/2034	365,897
500,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States Treasury PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016	507,450
325,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033	364,689
135,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	135,869
365,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027	397,346
	TOTAL	2,997,485
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $37,751,398)	38,688,824
	SHORT-TERM MUNICIPALS – 2.0%;1
	New York – 2.0%
350,000	New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.250%, 5/31/2010	350,000
250,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thuringen (GTD) LIQ), 0.280%, 5/31/2010	250,000
200,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (Landesbank Baden-Wurttemberg (GTD) LIQ), 0.280%, 5/31/2010	200,000
	TOTAL	800,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	800,000
	TOTAL INVESTMENTS — 97.8% (IDENTIFIED COST $38,551,398)[2]	39,488,824
	OTHER ASSETS AND LIABILITIES - NET — 2.2%[3]	906,268
	TOTAL NET ASSETS — 100%	$40,395,092

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.8% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	At May 31, 2010, the cost of investments for federal tax purposes was $38,549,937. The net unrealized appreciation from investments was $938,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,456,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $517,832.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-Income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

3

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
CSD	— Central School District
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PRF	— Prerefunded
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

4

Federated Ohio Municipal Income Fund

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 97.8%
	Ohio – 95.3%
$1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.38%), 11/15/2024	965,800
1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS), 11/15/2016	1,035,850
1,750,000	Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	1,632,645
1,000,000	Akron, OH, LT GO Bonds, 5.80% (United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.95%), 11/1/2020	1,033,330
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Catholic Healthcare Partners), 9/1/2027	2,091,880
500,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	559,175
2,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	2,119,440
1,825,000	American Municipal Power-Ohio, Inc., Revenue Bonds, 5.25% (American Municipal Power, JV2)/(AMBAC Assurance Corporation INS), 1/1/2011	1,872,724
1,500,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corporation INS), 12/1/2015	1,750,365
1,970,000	Buckeye Tobacco Settlement Financing Authority, OH, Asset-Backed Bonds, 5.125% (Original Issue Yield: 5.44%), 6/1/2024	1,760,037
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	1,574,640
2,710,000	Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing )/(GNMA Collateralized Home Mortgage Program COL), 7/20/2036	2,729,187
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	870,680
1,000,000	Cincinnati City School District, OH, COP, 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2024	1,076,220
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2017	1,145,930
1,500,000	Cincinnati City School District, OH, UT GO Bonds, 5.25% (United States Treasury PRF 12/1/2013@100), 12/1/2014	1,712,535
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	2,193,880
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	2,296,470
1,125,000	Cleveland, OH IDA, LT GO Bonds, 5.25% (AMBAC Assurance Corporation INS), 12/1/2017	1,268,516
2,000,000	Cleveland, OH IDA, LT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS), 10/1/2019	2,379,500
2,350,000	Cleveland, OH Waterworks, Revenue Bonds (Series 2007P), 5.00%, 1/1/2022	2,583,144
1,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (National Public Finance Guarantee Corporation INS), 1/1/2032	1,038,610
3,000,000	Cleveland, OH, Various Purpose LT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 12/1/2026	3,194,970
865,000	Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	874,325
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, 12/1/2027	1,078,940
1,600,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2028	1,725,472
1,225,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2031	1,304,588
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,108,170
2,000,000	Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,269,820
2,465,000	Cuyahoga County, OH, UT GO Jail Facilities Bonds, 5.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.50%), 10/1/2013	2,605,751
2,000,000	Cuyahoga County, OH, Various Purpose LT GO Bonds (Series 2009A), 5.00%, 12/1/2022	2,281,140
265,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 4.75% (Dayton Regional Bond Fund), 11/15/2015	276,416
710,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017	648,173
1,030,000	Erie County, OH Hospital Facilities, Revenue Bonds (Series 2002A), 5.625% (Firelands Regional Medical Center)/(Original Issue Yield: 5.80%), 8/15/2032	997,555
250,000	Erie County, OH Hospital Facilities, Revenue Bonds, 5.50% (Firelands Regional Medical Center), 8/15/2012	262,408
1,000,000	Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	1,001,950
1,000,000	Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center), 8/15/2036	848,840
1

Principal Amount		Value
$3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS), 12/1/2026	3,203,520
2,270,000	Franklin County, OH Development Revenue, Revenue Bonds, 5.50% (American Chemical Society)/(Original Issue Yield: 5.75%), 10/1/2012	2,296,990
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,556,843
475,000	Franklin County, OH Mortgage Revenue, Revenue Bonds, 5.00% (Trinity Healthcare Credit Group), 6/1/2013	518,002
1,000,000	Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2030	1,029,780
1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.55%), 9/1/2022	726,830
1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.65%), 9/1/2027	680,880
1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2023	1,568,801
1,510,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds, 4.50% (Convalescent Hospital Children)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2014	1,611,396
1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.)/(National Public Finance Guarantee Corporation INS), 6/1/2033	1,020,790
2,000,000	Hamilton County, OH, Subordinated Sales Tax Refunding Revenue Bonds (Series 2006A), 5.00% (AMBAC Assurance Corporation INS), 12/1/2018	2,156,480
1,595,000	Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032	1,634,572
1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2029	1,393,015
2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2027	2,124,200
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	2,102,800
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (Assured Guaranty Municipal Corp. INS), 12/1/2020	2,031,529
2,000,000	Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.58%), 12/1/2024	2,052,780
1,500,000	Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,483,005
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	1,045,360
1,000,000	Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	1,007,840
1,500,000	Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	1,511,685
1,000,000	Marysville, OH Wastewater Treatment System, Revenue Bonds (Series 2007), 4.75% (Syncora Guarantee, Inc. INS), 12/1/2047	944,290
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (Assured Guaranty Corp. INS)/(Original Issue Yield: 4.80%), 12/1/2046	1,071,982
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,030,920
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	1,780,512
1,000,000	Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC GTD), 11/1/2035	1,023,590
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,115,590
1,555,000	North Olmsted, OH, LT GO Bonds, 6.20% (AMBAC Assurance Corporation INS), 12/1/2011	1,617,309
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2025	1,519,031
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,164,700
800,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA COL), 9/1/2022	804,152
915,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	958,847
105,000	Ohio HFA, SFM Revenue Bonds (Series A3), 4.35% (GNMA COL), 9/1/2010	105,607
110,000	Ohio HFA, SFM Revenue Bonds (Series A3), 4.55% (GNMA COL), 9/1/2011	112,738
235,000	Ohio HFA, SFM Revenue Bonds, 3.30% (GNMA COL), 9/1/2030	235,552
435,000	Ohio HFA, SFM Revenue Bonds, 3.65% (GNMA COL), 9/1/2011	441,020
940,000	Ohio HFA, SFM Revenue Bonds, 3.90% (GNMA COL), 3/1/2013	955,190
2

Principal Amount		Value
$1,885,000	Ohio Municipal Electric Generation Agency, Revenue Bonds, 5.00% (American Municipal Power, JV5)/(AMBAC Assurance Corporation INS), 2/15/2014	2,050,032
1,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	1,053,300
1,455,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,565,405
2,000,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,009,280
1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,868,869
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2010), 5.00% (Xavier University)/(Original Issue Yield: 5.08%), 5/1/2040	2,028,060
300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	327,567
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,115,940
750,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Mount Union College), 10/1/2031	760,522
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Otterbein College)/(CIFG Assurance NA INS), 12/1/2035	1,006,690
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC Assurance Corporation INS), 12/1/2027	1,024,700
2,010,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(CIFG Assurance NA INS)/(Escrowed In Treasuries COL), 5/1/2016	2,314,977
3,115,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(CIFG Assurance NA INS)/(United States Treasury PRF 5/1/2016@100), 5/1/2019	3,587,639
980,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.25% (Mount Union College), 10/1/2021	1,045,699
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.50% (Denison University), 11/1/2012	1,065,710
6,500,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 6.25% (Case Western Reserve University, OH), 7/1/2014	7,200,960
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,053,690
2,000,000	Ohio State Turnpike Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	2,318,780
2,000,000	Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	2,180,900
2,000,000	Ohio State Water Development Authority, PCRBs, 5.10% (United States Treasury PRF 6/1/2012@100), 12/1/2022	2,175,480
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00%, 6/1/2028	1,085,060
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,247,892
2,585,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,865,343
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	1,187,750
2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,576,713
1,000,000	Ohio State, UT GO Bonds, 5.00%, 6/15/2013	1,119,400
2,000,000	Ohio Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00% (Ohio State Water Development Authority), 12/1/2021	2,266,440
2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2022	2,196,740
415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC Assurance Corporation INS), 12/1/2018	456,338
350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 12/1/2020	388,868
500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	372,195
1,000,000	Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC Assurance Corporation INS)/(Original Issue Yield: 5.90%), 11/15/2019	1,010,160
1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (Assured Guaranty Municipal Corp. INS), 1/15/2031	1,038,960
770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	827,296
1,500,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,583,910
1,000,000	Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 6.55%), 10/1/2020	1,020,270
1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,713,105
1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,292,569
3

Principal Amount		Value
$2,000,000	Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Radian Asset Assurance, Inc. INS)/(Union Hospital)/(United States Treasury PRF 10/1/2011@101), 10/1/2026	2,143,480
2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (Assured Guaranty Municipal Corp. INS), 1/1/2027	2,147,320
300,000	University of Cincinnati, OH, COP, 5.00% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.15%), 6/1/2010	300,093
1,025,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC Assurance Corporation INS), 6/1/2026	1,056,867
1,000,000	Warrensville Heights, OH School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield: 5.83%), 12/1/2024	1,037,650
1,995,000	Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA Collateralized Home Mortgage Program GTD), 2/20/2043	2,044,556
	TOTAL	176,540,379
	Guam – 0.3%
560,000	Guam Government Limited Obligation (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	576,402
	Puerto Rico – 2.2%
2,000,000	Commonwealth of Puerto Rico, UT GO Refunding Bonds (Series A), 5.00% TOBs, Mandatory Tender 7/1/2012	2,080,460
1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	1,051,130
990,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	998,465
	TOTAL	4,130,055
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $175,749,712)	181,246,836
	SHORT-TERM MUNICIPALS – 0.3%;1
	Ohio – 0.3%
500,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.350%, 5/31/2010 (AT AMORTIZED COST)	500,000
	TOTAL INVESTMENTS — 98.1% (IDENTIFIED COST $176,249,712)[2]	181,746,836
	OTHER ASSETS AND LIABILITIES - NET — 1.9%[3]	3,549,723
	TOTAL NET ASSETS — 100%	$185,296,559

Securities that are subject to the federal alternative minimum tax (AMT) represent 4.4% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	At May 31, 2010, the cost of investments for federal tax purposes was $176,228,711. The net unrealized appreciation from investments was $5,518,125. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,263,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,745,277.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

4

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
CSD	— Central School District
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

5

Federated Pennsylvania Municipal Income Fund

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS – 96.8%
		Pennsylvania – 96.4%
$1,000,000		Abington, PA School District, UT GO Bonds, 4.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2012	1,065,460
1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project)/(United States Treasury PRF 12/15/2010@101), 12/15/2018	1,563,375
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC and National Public Finance Guarantee Corporation INS), 1/1/2017	4,290,673
2,000,000		Allegheny County, PA HDA Authority, Revenue Bonds , 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	2,015,960
3,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,861,157
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	1,874,340
1,260,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	1,259,924
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	1,012,020
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	1,001,240
2,200,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	2,040,830
250,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125% (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032	259,523
1,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	857,300
1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,402,867
3,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.75% (United States Steel Corp.), 11/1/2024	3,190,410
900,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources, Inc. Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031	967,887
905,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources, Inc. Project), 9/1/2031	829,795
1,500,000		Allegheny County, PA IDA, Revenue Refunding Bonds, 4.05% (Duquesne Light Power Co.)/(AMBAC Assurance Corporation INS), 9/1/2011	1,537,665
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,502,818
2,000,000		Allentown, PA School District, UT GO Bonds (Series 2008A), 5.00%, 2/15/2023	2,149,080
3,000,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	2,876,970
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.12%), 10/1/2027	844,080
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.16%), 10/1/2034	558,990
2,000,000		Bucks County, PA IDA, Revenue Bonds (Series 2007A), 5.00% (School Lane Charter School), 3/15/2037	1,727,720
2,000,000		Bucks County, PA Water & Sewer Authority, Revenue Bond, 4.20% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 4.21%), 6/1/2020	2,091,880
1,000,000		Carlisle, PA Area School District, UT GO Bonds, 4.00% (FGIC and National Public Finance Guarantee Corporation INS), 3/1/2013	1,077,370
1,055,000		Catasauqua, PA Area School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 2/15/2031	1,090,374
1,500,000		Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.30%), 11/15/2044	1,565,025
2,000,000		Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	1,906,400
2,000,000		Chester County, PA, UT GO Bonds, 5.00%, 7/15/2028	2,221,100
1,500,000		Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,548,180
5,075,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2009), 5.00%, 4/15/2023	5,735,917
6,150,000		Commonwealth of Pennsylvania, UT GO Bonds (Series 2007A), 5.00%, 8/1/2023	6,811,986
1

Principal Amount		Value
$1,000,000	Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025	1,156,100
10,000,000	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC Assurance Corporation INS), 7/1/2017	11,083,200
1,000,000	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A), 5.50% (AMBAC Assurance Corporation INS), 8/1/2028	1,086,720
2,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	2,241,700
1,500,000	Ephrata, PA Area School District, UT GO Bonds, 4.25% (FGIC and National Public Finance Guarantee Corporation INS), 4/15/2017	1,594,530
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health Foundation)/(CIFG Assurance NA INS), 11/1/2035	1,378,680
1,000,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2007), 5.00% (Hamot Health Foundation)/(CIFG Assurance NA INS), 11/1/2037	909,870
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance, Inc. INS), 5/1/2032	914,130
2,000,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,066,660
1,000,000	Greater Johnstown, PA School District, LT GO Bonds, 3.00%, 2/1/2011	1,016,770
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	1,997,340
2,000,000	Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC Assurance Corporation INS), 11/1/2029	1,739,180
1,615,000	Johnstown, PA Redevelopment Authority, Revenue Bonds (Series A), 4.50% (Assured Guaranty Municipal Corp. INS), 8/15/2019	1,697,074
1,000,000	Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	1,011,250
1,000,000	Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026	1,129,190
360,000	Lancaster County, PA Solid Waste Management, Revenue Bonds (Series A), 5.25% (AMBAC Assurance Corporation INS), 12/15/2010	367,848
1,345,000	Lancaster County, PA, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 3/1/2027	1,441,289
1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,086,310
1,000,000	Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian Senior Care Obligated Group)/(United States Treasury PRF 11/15/2011@102)/(Original Issue Yield: 7.75%), 11/15/2031	1,114,950
1,000,000	Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	992,100
2,000,000	Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%), 8/15/2023	2,254,980
2,250,000	Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 2005B), 5.00% (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS), 7/1/2035	2,264,602
550,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.40% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.55%), 12/15/2013	583,028
500,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.55% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.70%), 12/15/2014	533,005
2,000,000	Luzerne County, PA, UT GO Bonds (Series 2008A), 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2027	2,083,300
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,378,857
3,000,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	3,046,500
1,000,000	McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical Center)/(ACA Financial Guaranty Company INS), 10/1/2030	741,500
1,000,000	Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.60%), 1/1/2022	1,004,930
1,000,000	Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043	1,149,190
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,049,340
1,000,000	Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	1,004,530
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Radian Asset Assurance, Inc. INS), 5/1/2033	946,450
2

Principal Amount		Value
$1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Lukes Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,501,830
1,000,000	Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.80%), 2/15/2033	754,290
920,000	Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.843%)/(FGIC INS), 9/1/2016	1,065,139
2,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	2,243,440
2,000,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	1,598,720
1,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2030	995,290
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	1,064,680
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	987,470
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,074,780
2,000,000	Pennsylvania EDFA, Water Facility Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,169,660
850,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	851,139
1,985,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031	1,928,586
3,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037	2,964,180
2,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105C), 4.875%, 10/1/2034	2,026,400
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00% (Philadelphia Funding Program), 6/15/2022	1,672,065
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2018	1,152,610
2,590,000	Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (United States Treasury PRF 12/15/2010@100), 12/15/2019	2,654,154
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Radian Asset Assurance, Inc. INS), 5/1/2032	913,043
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC Assurance Corporation INS), 12/1/2037	1,025,540
1,330,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(Syncora Guarantee, Inc. INS), 7/1/2018	1,338,406
1,490,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance, Inc. INS), 11/1/2018	1,549,987
1,350,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,292,288
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance, Inc. INS), 12/15/2027	998,820
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 5.00% (University of the Sciences in Philadelphia)/(Assured Guaranty Corp. INS), 11/1/2032	2,080,800
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 6.00% (Edinboro University Foundation), 7/1/2042	1,005,020
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,699,170
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,082,730
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(Original Issue Yield: 5.65%), 8/15/2018	2,320,300
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	1,133,330
1,875,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	1,911,825
1,160,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance, Inc. INS), 11/1/2024	1,179,186
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series B), 4.00% (Thomas Jefferson University)/(AMBAC Assurance Corporation INS), 9/1/2011	1,039,940
3

Principal Amount		Value
$1,200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series B), 4.00% (Thomas Jefferson University)/(AMBAC Assurance Corporation INS), 9/1/2013	1,286,940
1,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(Syncora Guarantee, Inc. INS), 11/1/2033	1,255,850
3,150,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	3,052,634
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Messiah College)/(AMBAC Assurance Corporation INS), 11/1/2012	1,141,019
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia University)/(Original Issue Yield: 5.22%), 6/1/2035	952,040
750,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	708,263
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	1,013,750
2,495,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(United States Treasury PRF 6/1/2010@100), 6/1/2024	2,496,247
1,500,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.08%), 7/1/2023	1,213,245
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,868,340
1,500,000	Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC Assurance Corporation INS), 7/1/2020	1,579,035
1,000,000	Pennsylvania State Public School Building Authority, Revenue Bonds, 4.05% (Community College of Philadelphia)/(Original Issue Yield: 4.15%), 6/15/2012	1,042,630
5,740,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC Assurance Corporation INS), 12/1/2026	6,050,132
1,500,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,618,005
1,000,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	1,051,630
1,600,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,351,440
5,000,000	Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC Assurance Corporation INS), 10/1/2037	4,861,700
1,250,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2019	1,140,263
1,000,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2023	873,200
1,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF 8/1/2012@100), 8/1/2022	1,106,020
3,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	3,236,460
2,610,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (United States Treasury PRF 11/1/2012@100)/(Original Issue Yield: 5.10%), 11/1/2031	2,873,140
1,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series A), 4.00% (AMBAC Assurance Corporation INS), 8/1/2010	1,005,200
500,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 8/1/2011	528,955
500,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 8/1/2012	550,330
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	775,635
2,000,000	Philadelphia, PA, Refunding UT GO Bonds (Series 2008A), 5.25% (Assured Guaranty Municipal Corp. INS), 12/15/2032	2,062,440
3,000,000	Philadelphia, PA, UT GO Bonds (Series 2008B), 7.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 7.25%), 7/15/2038	3,405,600
3,000,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.20%), 8/1/2025	3,221,130
1,245,000	Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park Court)/(GNMA COL), 11/20/2047	1,200,939
1,075,000	Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90% (GNMA COL), 10/1/2022	1,076,118
1,000,000	Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80% (GNMA COL), 4/1/2028	1,013,570
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,061,237
1,885,000	Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (United States Treasury PRF 9/1/2015@100), 9/1/2024	2,195,761
4

Principal Amount			Value
$3,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (Assured Guaranty Municipal Corp. INS), 9/1/2025	3,176,580
3,000,000		Pittsburgh, PA, UT GO Bonds (Series 2002A), 5.50% (AMBAC Assurance Corporation INS), 9/1/2015	3,115,350
2,165,000		Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,282,170
1,500,000		Reading, PA, UT GO Bonds (Series 2009), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2029	1,522,470
1,000,000		Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,028,620
1,110,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.90%), 12/1/2021	1,205,704
775,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 6.00%), 12/1/2031	843,270
7,440,000		Scranton, PA Sewer Authority, Sewer Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2036	7,605,094
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031	1,079,130
3,000,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 5.00% (University of Scranton)/(Syncora Guarantee, Inc. INS), 11/1/2037	2,999,880
550,000		Snyder County PA Higher Education Authority University Revenue, Revenue Bonds, 2.70% (Susquehanna University)/(Original Issue Yield: 2.72%), 1/1/2011	556,512
165,000		Snyder County PA Higher Education Authority University Revenue, Revenue Bonds, 2.95% (Susquehanna University)/(Original Issue Yield: 2.98%), 1/1/2012	170,280
1,000,000		South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(Original Issue Yield: 5.72%), 7/1/2029	974,580
1,295,000		Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2029	1,115,267
540,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(Escrowed In Treasuries COL), 5/15/2026	571,952
2,460,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026	2,608,805
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	509,190
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%), 11/15/2034	1,158,730
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100), 11/15/2024	1,164,080
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2027	2,059,660
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2029	2,049,380
1,000,000	[1,2]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	764,960
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,354,759
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance, Inc. INS), 8/1/2024	1,194,525
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL), 12/15/2018	544,096
1,000,000		West Chester, PA Area School District, UT GO Bonds (Series A), 4.00% (Assured Guaranty Municipal Corp. INS), 5/15/2011	1,035,010
1,000,000		West Chester, PA Area School District, UT GO Bonds (Series A), 4.00% (Assured Guaranty Municipal Corp. INS), 5/15/2012	1,065,330
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	1,908,186
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	1,001,870
610,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	754,045
2,660,000		Westmoreland County, PA Municipal Authority, Municipal Service Refunding Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 8/15/2028	2,785,525
		TOTAL	277,152,145
5

Principal Amount		Value
	Puerto Rico – 0.4%
$1,000,000	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	1,005,130
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $273,093,753)	278,157,275
	SHORT-TERM MUNICIPALS – 1.8%;3
	Pennsylvania – 1.8%
2,900,000	Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.450%, 6/2/2010	2,900,000
550,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/31/2010	550,000
1,800,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.280%, 5/31/2010	1,800,000
	TOTAL	5,250,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	5,250,000
	TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $278,343,753)[4]	283,407,275
	OTHER ASSETS AND LIABILITIES - NET — 1.4%[5]	4,096,932
	TOTAL NET ASSETS — 100%	$287,504,207

Securities that are subject to the federal alternative minimum tax (AMT) represent 6.8% of the Fund's portfolio as calculated based upon total market value.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $1,622,260, which represented 0.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2010, these liquid restricted securities amounted to $1,622,260, which represented 0.6% of total net assets.
3	Current rate and next reset date shown on Variable Rate Demand Notes.
4	At May 31, 2010, the cost of investments for federal tax purposes was $278,340,204. The net unrealized appreciation from investments was $5,067,071. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,900,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,833,519.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-Income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

6

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PRF	— Prerefunded
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

7

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Income Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010